Loan from Shareholder - Schedule of Loan from Shareholder (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Loan from Shareholder [Abstract]
Loan from shareholder – Mega Origin	$ 4,000,000	$ 5,000,000